Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Inventories	At December 31, 2020 and 2019 inventories consisted of the following:
	2020	2019

Raw materials	$763,633	$511,166
Work in process	173,043	192,990

Total inventory	$936,676	$704,156